Discontinued Operations (Details) - Schedule of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash Flows [Line Items]
Net cash (used in)/provided by discontinued operating activities	$ 2,271,892	$ 2,708,874
Net cash (used in)/provided by discontinued investing activities	$ (3,484,697)	$ (2,092,305)